DEAN WITTER CONVERTIBLE SECURITIES TRUST  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                          YORK 10048
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1996

DEAR SHAREHOLDER:

The twelve month period ended September 30, 1996 began with market uncertainties concerning the strength of the economy, the direction of interest rates and the possible threat of inflation. However, by the mid-point of the fiscal year, the U.S. stock market, led by the technology sector, began one of its strongest upward climbs in recent years.

PERFORMANCE

For the fiscal year ended September 30, 1996, Dean Witter Convertible Securities Trust provided a total return of 14.70 percent, compared to 14.01 percent for the Goldman Sachs Convertible 100 Index and 12.92 percent for the average fund in the Lipper Convertible Securities Funds category. During the period under review, the Fund's quarterly income dividend was increased from $0.12 per share to $0.13 per share. The Fund paid dividends totaling $0.619 during the period, including a extra dividend of $0.119 per share paid on December 30, 1995.

Although the Fund outperformed its peer group, convertibles as a group lagged the overall equity market. This can be attributed to the fact that the convertible universe consists of many small-cap companies and, during the period under review, large-cap stocks drove the performance of the overall stock market. This underperformance to the overall equity market can be expected during very strong markets. However, convertibles performed much better than the fixed-income markets during the period.

The accompanying chart illustrates the performance of a $10,000 investment in the Fund for the ten-year period ended September 30, 1996, versus the performance of similar investments in the issues represented by the Goldman Sachs Convertible 100 Index and in the funds that make up the Lipper Convertible Securities Funds Average.

INVESTMENT STRATEGY

During the past year, the Fund focused on reducing volatility by diversifying over a wide range of industries including health care

DEAN WITTER CONVERTIBLE SECURITIES TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1996, CONTINUED

(9.1 percent), real estate investment trusts (7.6 percent), retailers (5.1 percent), and cable/cellular providers (4.4 percent). The Fund also emphasized convertible issues with short maturities and long call protection. We believe that the securities chosen for the Fund have attractive risk/reward characteristics such as relatively high current yields, which would support the price of the convertible issues if the underlying stocks declined, and reasonable conversion premiums which would ensure participation in any appreciation of the underlying stocks. While this strategy should prove beneficial in a declining market, it can result in underperformance in very strong markets.

LOOKING AHEAD

The Fund will continue to utilize a
value-oriented, bottom-up approach to
evaluating companies and their
investment merits, emphasizing
companies and industries with strong
underlying fundamentals and solid
long-term growth prospects. In
selecting securities for the portfolio,
the Fund's portfolio manager focuses on
underfollowed, small- and
medium-capitalization companies that
issue convertible securities. We
believe these issues may offer
significant price participation in
rising equity markets while providing
some downside protection in declining
markets.
                                                    [GRAPHIC]
As the convertible securities market
continues to grow, we believe this
under-utilized asset class will offer a
wide variety of investment
opportunities, providing investors with
current income and capital appreciation
potential.

DEAN WITTER CONVERTIBLE SECURITIES TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1996, CONTINUED

We appreciate your continued support of Dean Witter Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    DEAN WITTER CONVERTIBLE SECURITIES TRUST
                               GROWTH OF $10,000

                  DATE            TOTAL      GOLDMAN SACHS      LIPPER
          --------------------  ----------   --------------   ----------
          September 30, 1986    $10,000          $10,000      $10,000
          September 30, 1987    $11,921          $12,231      $11,656
          September 30, 1988    $ 9,561          $11,396      $10,907
          September 30, 1989    $11,493          $12,780      $12,846
          September 30, 1990    $ 9,547          $10,846      $11,419
          September 30, 1991    $11,354          $13,631      $14,526
          September 30, 1992    $12,000          $16,085      $16,677
          September 30, 1993    $14,787          $19,053      $20,206
          September 30, 1994    $15,528          $19,545      $20,264
          September 30, 1995    $17,653          $23,233      $23,231
          September 30, 1996    $20,249(3)       $26,487      $26,232

                       AVERAGE ANNUAL TOTAL RETURN (Fund)

                     1 YEAR        5 YEARS      10 YEARS
                    ---------     ---------     ---------
                     14.70(1)      12.27(1)       7.31(1)
                      9.70(2)      12.01(2)       7.31(2)

-- Fund
-- Goldman Sachs (4)
-- Lipper (5)

Past performance is not predictive of future returns.

-------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, ten years-0%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value assuming a complete redemption on September 30, 1996.

(4) The Goldman Sachs Convertible 100 Index tracks the performance of 100 equally weighted convertible issues with market capitalizations of at least $100 million. The index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Convertible Funds Average tracks the performance of the funds which primarily invest in convertible bonds and convertible preferred shares as reported by Lipper Analytical Services.

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------
             CORPORATE BONDS (59.4%)
             CONVERTIBLE BONDS (58.7%)
             AUTO PARTS (0.1%)
 $     190   Magna International, Inc. (Canada)..........      5.00  %    10/15/02  $       202,918
                                                                                    ---------------
             BANKING (0.2%)
       340   Banco de Galicia y Buenos Aires S.A.
             (Argentina).................................      7.00       08/01/02          335,288
       130   Bangkok Bank Public Co. (Hong Kong).........      3.25       03/03/04          144,300
                                                                                    ---------------
                                                                                            479,588
                                                                                    ---------------
             BIOTECHNOLOGY (0.9%)
     2,050   Nabi, Inc. - 144A**.........................      6.50       02/01/03        2,207,542
                                                                                    ---------------
             BROADCAST MEDIA (0.9%)
     4,000   Jacor Communications, Inc...................      0.00       06/12/11        2,010,000
                                                                                    ---------------
             BUILDING MATERIALS (0.1%)
       220   Cemex S.A. (Mexico).........................      4.25       11/01/97          211,475
                                                                                    ---------------
             CABLE/CELLULAR (3.7%)
       210   Comcast Corp................................      3.375      09/09/05          181,463
     4,130   Comcast Corp................................      1.125      04/15/07        1,890,797
     4,000   Tele-Communications International,
             Inc.........................................      4.50       02/15/06        3,210,000
    10,270   U.S. Celluar Corp...........................      0.00       06/15/15        3,414,775
                                                                                    ---------------
                                                                                          8,697,035
                                                                                    ---------------
             CHEMICALS (2.4%)
       125   Formosa Chem & Fibre Corp. (Taiwan).........      1.75       07/19/01          131,094
    12,500   RPM, Inc....................................      0.00       09/30/12        5,546,875
                                                                                    ---------------
                                                                                          5,677,969
                                                                                    ---------------
             COMPUTER SERVICES (0.1%)
       250   Automatic Data Processing, Inc..............      0.00       02/20/12          141,442
                                                                                    ---------------
             COMPUTER SOFTWARE (0.1%)
       295   Softkey International Inc. - 144A**.........      5.50       11/01/00          236,457
                                                                                    ---------------
             CONGLOMERATES (0.9%)
     1,500   Alfa S.A. de C.V. (Mexico)..................      8.00       09/15/00        1,605,000
       300   Alfa S.A. de C.V. (Mexico) - 144A**.........      8.00       09/15/00          321,000
       100   Renong Berhad (Malaysia) - 144A**...........      2.00       07/15/05          100,750
                                                                                    ---------------
                                                                                          2,026,750
                                                                                    ---------------
             CONSTRUCTION PLANT & EQUIPMENT (0.0%)
       125   Kumagai Gumi Finance (Hong Kong)............      4.875      12/08/98          115,781
                                                                                    ---------------
             CONSUMER PRODUCTS (0.1%)
       150   President Enterprises Corp. (Taiwan)........      0.00       07/22/01          233,250
                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------
             DRUGS (1.4%)
 $   3,075   Bindley Western Industries, Inc.............      6.50  %    10/01/02  $     3,198,000
       240   Elan International Finance Ltd..............      0.00       10/16/12          155,954
                                                                                    ---------------
                                                                                          3,353,954
                                                                                    ---------------
             ELECTRONICS & ELECTRICAL (1.5%)
       120   Johnson Electric Holdings, Ltd. (Hong
             Kong).......................................      4.50       11/05/00          110,100
       850   Recognition Equipment Inc...................      7.25       04/15/11          791,350
     3,000   Richey Electronics Inc......................      7.00       03/01/06        2,702,670
                                                                                    ---------------
                                                                                          3,604,120
                                                                                    ---------------
             ELECTRONICS - SEMICONDUCTORS (0.1%)
        90   Integrated Device Technology................      5.50       06/01/02           71,787
       185   Xilinx Inc. - 144A**........................      5.25       11/01/02          176,486
                                                                                    ---------------
                                                                                            248,273
                                                                                    ---------------
             ENTERTAINMENT/GAMING (1.4%)
     1,353   Argosy Gaming Co............................     12.00       06/01/01        1,190,640
     2,050   Savoy Pictures Entertainment, Inc...........      7.00       07/01/03        1,476,000
       170   Technology Resources Industries Berhad
             (Malaysia)..................................      2.75       11/28/04          191,250
       500   WMS Industries, Inc.........................      5.75       11/30/02          525,045
                                                                                    ---------------
                                                                                          3,382,935
                                                                                    ---------------
             FINANCIAL SERVICES (0.9%)
     2,000   AT&T Latin American Equity - 144A**.........      0.00       03/30/99        1,750,000
       175   HSH Overseas Finance Ltd. (Cayman
             Islands)....................................      5.00       01/06/01          196,437
       200   Lend Lease Finance International Ltd.
             (Australia).................................      4.75       06/01/03          271,500
                                                                                    ---------------
                                                                                          2,217,937
                                                                                    ---------------
             FOODS (0.0%)
        80   Grand Metropolitan PLC (United Kingdom).....      6.50       01/31/00           92,700
                                                                                    ---------------
             FOREIGN GOVERNMENT (0.9%)
     2,000   Republic of Italy...........................      5.00       06/28/01        2,017,500
                                                                                    ---------------
             HEALTHCARE (8.6%)
     2,500   ARV Assisted Living, Inc. - 144A**..........      6.75       04/01/06        2,462,475
     3,450   Beverly Enterprises, Inc....................      5.50       08/01/18        3,297,613
       200   Integrated Health Services, Inc.............      5.75       01/01/01          200,478
     2,000   Integrated Health Services, Inc.............      6.00       01/01/03        1,979,680
        90   Multicare Companies, Inc....................      7.00       03/15/03          119,925
     3,155   Quantum Health Resources Inc................      4.75       10/01/00        2,918,375
     2,000   Rotech Medical Corp. - 144A**...............      5.25       06/01/03        1,725,000
     3,000   Tenet Healthcare Corp.......................      6.00       12/01/05        3,180,060
     4,000   Vivra, Inc. - 144A**........................      5.00       07/01/01        4,245,400
                                                                                    ---------------
                                                                                         20,129,006
                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------
             HEALTHCARE - MISCELLANEOUS (1.2%)
 $   3,800   Pharmaceutical Marketing Services, Inc......      6.25  %    02/01/03  $     2,843,502
                                                                                    ---------------
             HOME BUILDING (1.1%)
     3,015   U.S. Home Corp..............................      4.875      11/01/05        2,460,994
                                                                                    ---------------
             HOTELS/MOTELS (1.8%)
     1,000   Pailburg International Finance (Hong
             Kong).......................................      3.50       02/06/01        1,002,500
       225   Shangri-La Asia Capital (Hong Kong).........      2.875      12/16/00          188,156
     3,400   Sholodge Inc................................      7.50       05/01/04        3,076,966
                                                                                    ---------------
                                                                                          4,267,622
                                                                                    ---------------
             INDUSTRIALS (1.4%)
       120   Banpu PCL (Thailand)........................      3.50       08/25/04          144,000
       100   Sampo Corp. (Taiwan)........................      2.625      11/23/01          114,375
     2,575   Trimas Corp.................................      5.00       08/01/03        2,833,890
       100   YTL Corp. Berhad (Malaysia) - 144A**........      0.00       08/15/02          139,500
                                                                                    ---------------
                                                                                          3,231,765
                                                                                    ---------------
             INSURANCE (1.7%)
        75   Aegon NV (Netherlands) - 144A**.............      4.75       11/01/04          132,750
     3,000   CII Financial, Inc..........................      7.50       09/15/01        2,712,750
     1,000   Pioneer FinanciaI Services, Inc.............      6.50       04/01/03        1,027,700
       200   USF&G Corp..................................      0.00       03/03/09          126,750
                                                                                    ---------------
                                                                                          3,999,950
                                                                                    ---------------
             LEISURE (2.6%)
    20,995   Coleman Worldwide Corp......................      0.00       05/27/13        6,036,062
                                                                                    ---------------
             MACHINERY (1.3%)
     1,500   Cooper Industries, Inc......................      7.05       01/01/15        1,645,980
     1,500   Robbins & Meyers, Inc.......................      6.50       09/01/03        1,524,375
                                                                                    ---------------
                                                                                          3,170,355
                                                                                    ---------------
             MEDIA GROUP (2.7%)
     2,055   All American Communications Inc.............      6.50       10/01/03        2,013,900
       395   News America Holdings, Inc..................      0.00       03/11/13          177,750
     4,065   Scandinavian Broadcasting (Luxembourg)......      7.25       08/01/05        4,075,162
                                                                                    ---------------
                                                                                          6,266,812
                                                                                    ---------------
             MEDICAL PRODUCTS & SUPPLIES (0.2%)
       500   Phoenix Shannon PLC - 144A**................      9.50       11/01/00          385,625
                                                                                    ---------------
             METALS (0.4%)
     1,250   Crown Resources Corp........................      5.75       08/27/01        1,000,000
                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------
             OFFICE EQUIPMENT & SUPPLIES (1.8%)
 $   1,000   U.S. Office Products Co.....................      5.50  %    05/15/03  $       948,750
     3,500   U.S. Office Products Co. - 144A**...........      5.50       05/15/03        3,290,000
                                                                                    ---------------
                                                                                          4,238,750
                                                                                    ---------------
             OIL & GAS (0.1%)
       145   Apache Corp.................................      6.00       01/15/02          164,213
                                                                                    ---------------
             PAPER & FOREST PRODUCTS (0.2%)
        70   PT International Indorayon Utama
             (Indonesia).................................      5.50       10/01/02           80,745
       120   Riverwood International Corp................      6.75       09/15/03          138,300
       350   Sappi BVI Finance Ltd. (South Africa) -
             144A**......................................      7.50       08/01/02          322,875
                                                                                    ---------------
                                                                                            541,920
                                                                                    ---------------
             POLLUTION CONTROL (0.1%)
        85   Laidlaw Inc. (Canada) - 144A**..............      6.00       01/15/99          110,118
       213   WMX Technologies, Inc.......................      2.00       01/24/05          197,157
                                                                                    ---------------
                                                                                            307,275
                                                                                    ---------------
             PUBLISHING (2.3%)
    10,000   Hollinger, Inc. (Canada)....................      0.00       10/05/13        3,337,500
        45   Nelson (Thomas), Inc. - 144A**..............      5.75       11/30/99           42,165
        90   Scholastic Corp. - 144A**...................      5.00       08/15/05          101,186
     5,000   Time Warner, Inc............................      0.00       12/17/12        1,839,250
                                                                                    ---------------
                                                                                          5,320,101
                                                                                    ---------------
             REAL ESTATE (0.3%)
        80   Guangzhou Investment Co. (Hong Kong)........      4.50       10/08/98           84,600
       200   HD Finance Cayman Ltd. (Cayman Islands) -
             144A**......................................      6.75       06/01/00          229,500
       290   New World Development (Hong Kong)...........      4.375      12/11/00          330,238
                                                                                    ---------------
                                                                                            644,338
                                                                                    ---------------
             REAL ESTATE INVESTMENT TRUST (4.2%)
     2,850   Alexander Haagen Properties, Inc. (Series
             A)..........................................      7.50       01/15/01        2,597,063
     1,850   Camden Property Trust.......................      7.33       04/01/01        1,868,500
        40   Liberty Property Trust......................      8.00       07/01/01           43,500
     2,750   Mid Atlantic Realty Trust...................      7.625      09/15/03        2,586,293
     2,720   Pacific Gulf Properties Inc.................      8.375      02/15/01        2,720,000
                                                                                    ---------------
                                                                                          9,815,356
                                                                                    ---------------
             RESTAURANTS (1.2%)
     3,375   TPI Enterprises, Inc........................      8.25       07/15/02        2,868,750
                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------
             RETAIL (4.9%)
 $   2,000   Charming Shoppes, Inc.......................      7.50  %    07/15/06  $     2,189,340
       100   Federated Department Stores, Inc............      5.00       10/01/03          111,688
     1,750   Home Depot, Inc.............................      3.25       10/01/01        1,778,438
     3,700   Men's Wearhouse, Inc. (The).................      5.25       03/01/03        3,552,000
     3,145   Office Depot, Inc...........................      0.00       11/01/08        1,914,456
        75   Pep Boys-Manny, Moe & Jack..................      4.00       09/01/99           78,265
     2,000   Sports & Recreation Inc.....................      4.25       11/01/00        1,500,000
       275   Staples, Inc. - 144A**......................      4.50       10/01/00          315,098
                                                                                    ---------------
                                                                                         11,439,285
                                                                                    ---------------
             STEEL (2.2%)
     1,275   Nippon Denro Ltd. (India) - 144A**..........      3.00       04/01/01          605,625
     3,900   Quanex Corp.................................      6.88       06/30/07        3,948,750
       700   Sahaviriya Steel Industries (Thailand) -
             144A**......................................      3.50       07/26/05          497,000
                                                                                    ---------------
                                                                                          5,051,375
                                                                                    ---------------
             TECHNOLOGY (1.3%)
       130   EMC Corp....................................      4.25       01/01/01          155,401
     2,000   Park Electrochemical Corp...................      5.50       03/01/06        1,642,500
       150   Storage Technology Corp.....................      8.00       05/31/15          176,250
       135   Unisys Corp.................................      8.25       08/01/00          125,550
       750   Unisys Corp.................................      8.25       03/15/06          836,250
                                                                                    ---------------
                                                                                          2,935,951
                                                                                    ---------------
             TELECOMMUNICATIONS (0.8%)
       137   General Instrument Corp.....................      5.00       06/15/00          150,096
     1,750   SA Telecommunications Inc. - 144A**.........     10.00       08/15/06        1,837,500
                                                                                    ---------------
                                                                                          1,987,596
                                                                                    ---------------
             TEXTILES (0.1%)
       200   Far Eastern Textile (Taiwan)................      4.00       10/07/06          236,750
                                                                                    ---------------
             TRANSPORTATION - INTERNATIONAL (0.5%)
     1,651   Consorcio G Grupo Dina S.A. de C.V.
             (Mexico)....................................      8.00       08/08/04        1,122,680
                                                                                    ---------------

             TOTAL CONVERTIBLE BONDS
             (IDENTIFIED COST $138,135,816).......................................      137,623,659
                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------
             NON-CONVERTIBLE BONDS (0.7%)
             OIL & GAS (0.1%)
 $      70   SFP Pipeline Holdings, Inc..................     11.16  %    08/15/10  $        85,400
                                                                                    ---------------
             RESTAURANTS (0.6%)
     2,500   Flagstar Corp...............................     11.375      09/15/03        1,512,500
                                                                                    ---------------

             TOTAL NON-CONVERTIBLE BONDS
             (IDENTIFIED COST $2,541,700).........................................        1,597,900
                                                                                    ---------------

             TOTAL CORPORATE BONDS
             (IDENTIFIED COST $140,677,516).......................................      139,221,559
                                                                                    ---------------

 NUMBER OF
  SHARES                                                                                    VALUE
------------------------------------------------------------------------------------------------------
             CONVERTIBLE PREFERRED STOCKS (18.5%)
             AUTO PARTS (0.4%)
     1,300   Federal Mogul Corp. (Series D) $3.875 - 144A**..........................           79,300
    66,600   Mascotech, Inc. $1.20...................................................          949,050
                                                                                       ---------------
                                                                                             1,028,350
                                                                                       ---------------
             BANKS (0.8%)
    40,000   BCP International Bank, Ltd. (Series A) (Portugal) $4.00................        1,985,000
                                                                                       ---------------
             BIOTECHNOLOGY (0.4%)
    63,500   Gensia, Inc. $3.75 - 144A**.............................................        1,016,000
                                                                                       ---------------
             CABLE/CELLULAR (0.5%)
    30,000   TCI Communications, Inc. (Series A) $2.125..............................        1,196,250
                                                                                       ---------------
             CHEMICALS (0.1%)
     1,700   Occidental Petroleum Corp. $3.875 - 144A**..............................           96,475
     3,300   Occidental Petroleum Corp. (Series A) $3.00.............................          193,875
                                                                                       ---------------
                                                                                               290,350
                                                                                       ---------------
             FINANCIAL SERVICES (0.1%)
     1,700   Advanta Corp. $2.50.....................................................           72,250
     2,000   Merrill Lynch & Co., Inc. $3.12.........................................          122,000
                                                                                       ---------------
                                                                                               194,250
                                                                                       ---------------
             FOODS (0.5%)
    30,000   Chiquita Brands International, Inc. (Series A) $2.875...................        1,271,250
                                                                                       ---------------
             INSURANCE (2.0%)
    40,000   American Bankers Insurance Group, Inc. (Series B) $3.125................        2,360,000
    40,000   PennCorp Financial Group, Inc. $3.50 - 144A**...........................        2,280,000
                                                                                       ---------------
                                                                                             4,640,000
                                                                                       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996, CONTINUED

 NUMBER OF
  SHARES                                                                                    VALUE
------------------------------------------------------------------------------------------------------
             MEDIA GROUP (1.0%)
   240,000   Triathlon Broadcasting Co. $0.95........................................  $     2,460,000
                                                                                       ---------------
             OIL & GAS (3.0%)
   120,000   Callon Petroleum Co. (Series A) $2.125..................................        4,080,000
    40,000   ENRON Corp. $1.36.......................................................          950,000
    30,000   NorAm Financing I $3.125................................................        1,841,250
                                                                                       ---------------
                                                                                             6,871,250
                                                                                       ---------------
             PAPER & FOREST PRODUCTS (0.1%)
     2,200   International Paper Capital Trust $2.625 - 144A**.......................          105,325
                                                                                       ---------------
             POLLUTION CONTROL (0.1%)
     4,000   Browning-Ferris Industries, Inc. $2.58..................................          114,000
                                                                                       ---------------
             PUBLISHING (1.5%)
    27,000   Golden Books Financing Trust $4.375 - 144A**............................        1,520,451
   165,000   Hollinger International, Inc. $0.951....................................        1,835,625
     1,400   Houghton Mifflin Co. $4.08..............................................          135,800
                                                                                       ---------------
                                                                                             3,491,876
                                                                                       ---------------
             REAL ESTATE (0.8%)
    35,000   Catellus Development Corp. (Series B) $3.625 - 144A**...................        1,903,125
                                                                                       ---------------
             REAL ESTATE INVESTMENT TRUST (1.7%)
   151,100   FelCor Suite Hotels, Inc. (Series A) $1.95..............................        3,928,600
                                                                                       ---------------
             STEEL (1.7%)
    45,000   WHX Corp. (Series A) $3.25..............................................        1,873,125
    49,000   WHX Corp. (Series B) $3.75..............................................        2,002,875
                                                                                       ---------------
                                                                                             3,876,000
                                                                                       ---------------
             TELECOMMUNICATIONS (2.2%)
    70,000   General Datacomm Industries, Inc. $2.25 - 144A**........................        1,754,410
    48,000   Globalstar Telecommunications $3.25 - 144A**............................        2,280,000
    35,000   Sprint Corp. $2.63......................................................        1,225,000
                                                                                       ---------------
                                                                                             5,259,410
                                                                                       ---------------
             TOYS (1.5%)
   575,500   Tyco Toys, Inc. (Series C) $0.413.......................................        3,596,875
                                                                                       ---------------
             WHOLESALE DISTRIBUTOR (0.1%)
     1,300   Alco Standard Corp. $5.04...............................................          118,300
                                                                                       ---------------

             TOTAL CONVERTIBLE PREFERRED STOCKS
             (IDENTIFIED COST $39,390,610)...........................................       43,346,211
                                                                                       ---------------

             COMMON STOCKS (7.3%)
             AIR TRANSPORT (0.1%)
     2,345   Delta Air Lines, Inc....................................................          168,840
                                                                                       ---------------
             AUTO PARTS (0.5%)
    79,200   Mascotech, Inc..........................................................        1,128,600
                                                                                       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996, CONTINUED

 NUMBER OF
  SHARES                                                                                    VALUE
------------------------------------------------------------------------------------------------------
             CABLE/CELLULAR (0.2%)
    40,000   Centennial Cellular Corp................................................  $       530,000
                                                                                       ---------------
             DRUGS (0.1%)
    20,000   Bindley Western Industries, Inc.........................................          350,000
                                                                                       ---------------
             ENTERTAINMENT/GAMING (1.4%)
   861,328   Alliance Gaming Corp....................................................        3,229,980
                                                                                       ---------------
             HEALTHCARE (0.5%)
    50,000   Integrated Health Services, Inc.........................................        1,262,500
                                                                                       ---------------
             MANUFACTURING (0.1%)
     4,982   Fisher Scientific International, Inc....................................          205,508
                                                                                       ---------------
             MEDICAL PRODUCTS & SUPPLIES (0.5%)
    60,000   Neuromedical Systems, Inc.*.............................................        1,117,500
                                                                                       ---------------
             POLLUTION CONTROL (0.4%)
   122,000   OHM Corp.*..............................................................          960,750
                                                                                       ---------------
             REAL ESTATE INVESTMENT TRUST (1.7%)
    75,000   American General Hospitality Corp.......................................        1,425,000
    48,100   Avalon Properties, Inc..................................................        1,118,325
    30,000   Cali Realty Corp........................................................          813,750
    16,400   Urban Shopping Centers, Inc.............................................          399,750
                                                                                       ---------------
                                                                                             3,756,825
                                                                                       ---------------
             RESTAURANTS (0.7%)
   100,000   Brinker International, Inc.*............................................        1,700,000
                                                                                       ---------------
             RETAIL (0.2%)
    35,000   Michaels Stores, Inc.*..................................................          507,500
                                                                                       ---------------
             TELECOMMUNICATIONS (0.6%)
    30,000   BCE, Inc. (Canada)......................................................        1,282,500
     6,231   General Instrument Corp.*...............................................          154,217
                                                                                       ---------------
                                                                                             1,436,717
                                                                                       ---------------
             TRANSPORTATION (0.3%)
    40,000   Team Rental Group, Inc.*................................................          730,000
                                                                                       ---------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $16,332,011)...........................................       17,084,720
                                                                                       ---------------

 NUMBER OF                                                              EXPIRATION
 WARRANTS                                                                  DATE           VALUE
----------------------------------------------------------------------------------------------------
             WARRANT (0.0%)
             TELECOMMUNICATIONS
    45,000   Audiovox Corp.* - 144A** (Identified Cost $0)............     03/15/01           56,250
                                                                                     ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (10.5%)
             COMMERCIAL PAPER (a) (5.5%)
             AUTOMOTIVE - FINANCE (1.7%)
 $   3,900   Ford Motor Credit Co........................      5.31  %  10/03/96..  $     3,898,849
                                                                                    ---------------
             CHEMICALS (1.7%)
     4,000   Du Pont (E.I.) de Nemours & Co., Inc........      5.388    10/04/96..        3,998,207
                                                                                    ---------------
             ENTERTAINMENT (2.1%)
     5,000   Walt Disney Co..............................      5.05     10/01/96..        5,000,000
                                                                                    ---------------

             TOTAL COMMERCIAL PAPER
             (AMORTIZED COST $12,897,056).........................................       12,897,056
                                                                                    ---------------

             REPURCHASE AGREEMENT (5.0%)
    11,682   The Bank of New York (dated 09/30/96;
             proceeds $11,684,007; collateralized by
             $11,670,451 U.S. Treasury Note 5.625% due
             10/31/97 valued at $11,916,032) (Identified
             Cost $11,682,384)...........................      5.00     10/01/96..       11,682,384
                                                                                    ---------------

             TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $24,579,440)........................................       24,579,440
                                                                                    ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST $220,979,577) (B).......................................       95.7%   224,288,180

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................        4.3     10,046,026
                                                                               -----   ------------

NET ASSETS...............................................................      100.0%  $234,334,206
                                                                               -----   ------------
                                                                               -----   ------------

---------------------
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation was $11,991,694 and the aggregate gross unrealized depreciation was $8,683,091, resulting in net unrealized appreciation of $3,308,603.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996

ASSETS:
Investments in securities, at value
  (identified cost $220,979,577)............................  $ 224,288,180
Cash........................................................      9,812,251
Receivable for:
    Interest................................................      1,823,016
    Investments sold........................................        641,875
    Shares of beneficial interest sold......................        468,023
    Dividends...............................................        295,102
Prepaid expenses............................................         39,148
                                                              -------------

     TOTAL ASSETS...........................................    237,367,595
                                                              -------------

LIABILITIES:
Payable for:
    Investments purchased...................................      1,750,000
    Shares of beneficial interest repurchased...............        727,233
    Plan of distribution fee................................        190,520
    Investment management fee...............................        114,312
    Dividends to shareholders...............................        107,695
Accrued expenses............................................        143,629
                                                              -------------

     TOTAL LIABILITIES......................................      3,033,389
                                                              -------------

NET ASSETS:
Paid-in-capital.............................................    582,151,590
Net unrealized appreciation.................................      3,308,603
Accumulated undistributed net investment income.............      4,914,784
Accumulated net realized loss...............................   (356,040,771)
                                                              -------------

     NET ASSETS.............................................  $ 234,334,206
                                                              -------------
                                                              -------------

NET ASSET VALUE PER SHARE,
  18,422,346 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                     $12.72
                                                              -------------
                                                              -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1996

NET INVESTMENT INCOME:

INCOME
Interest....................................................  $10,804,205
Dividends (net of $8,958 foreign withholding tax)...........    2,916,746
                                                              -----------

     TOTAL INCOME...........................................   13,720,951
                                                              -----------

EXPENSES
Plan of distribution fee....................................    2,057,104
Investment management fee...................................    1,234,262
Transfer agent fees and expenses............................      373,604
Professional fees...........................................       81,464
Shareholder reports and notices.............................       53,986
Custodian fees..............................................       27,197
Registration fees...........................................       24,311
Trustees' fees and expenses.................................       16,451
Other.......................................................       18,564
                                                              -----------

     TOTAL EXPENSES.........................................    3,886,943
                                                              -----------

     NET INVESTMENT INCOME..................................    9,834,008
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................   13,199,408
Net change in unrealized appreciation.......................    5,765,842
                                                              -----------

     NET GAIN...............................................   18,965,250
                                                              -----------

NET INCREASE................................................  $28,799,258
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                              SEPTEMBER 30, 1996   SEPTEMBER 30, 1995
-----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................     $  9,834,008         $  9,380,335
Net realized gain...........................................       13,199,408           10,976,243
Net change in unrealized appreciation.......................        5,765,842            2,262,729
                                                              ------------------   ------------------

     NET INCREASE...........................................       28,799,258           22,619,307

Dividends from net investment income........................      (10,327,902)          (8,166,179)
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................       30,464,485          (19,449,807)
                                                              ------------------   ------------------

     TOTAL INCREASE (DECREASE)..............................       48,935,841           (4,996,679)

NET ASSETS:
Beginning of period.........................................      185,398,365          190,395,044
                                                              ------------------   ------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $4,914,784 AND $5,408,228, RESPECTIVELY)................     $234,334,206         $185,398,365
                                                              ------------------   ------------------
                                                              ------------------   ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange or other domestic or foreign exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $750 million; 0.55% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996, CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by the investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $71,800,910 at September 30,

DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996, CONTINUED

1996. Of this amount, $1,471,908 represents excess distribution expenses of TCW/DW Global Convertible Trust, the net assets of which were combined with those of the Fund on December 22, 1995 pursuant to an Agreement and Plan of Reorganization.

The Distributor has informed the Fund that for the year ended September 30, 1996, it received approximately $145,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1996 aggregated $309,357,627 and $305,835,298, respectively.

For the same period, the Fund incurred brokerage commissions of $11,922 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1996, the Fund had transfer agent fees and expenses payable of approximately $30,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 1996 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,286. At September 30, 1996, the Fund had an accrued pension liability of $49,151 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        SEPTEMBER 30, 1996            SEPTEMBER 30, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    6,348,274   $   78,466,531     2,692,941   $ 29,337,865
Reinvestment of dividends........................................      715,417        8,632,934       648,602      6,920,932
Shares issued in connection with the acquisition of TCW/DW Global
 Convertible Trust (Note 6)......................................    1,665,682       19,179,898       --             --
                                                                   -----------   --------------   -----------   ------------
                                                                     8,729,373      106,279,363     3,341,543     36,258,797
Repurchased......................................................   (6,193,018)     (75,814,878)   (5,171,631)   (55,708,604)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease)..........................................    2,536,355   $   30,464,485    (1,830,088)  $(19,449,807)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. ACQUISITION OF TCW/DW GLOBAL CONVERTIBLE TRUST

As of the close of business on December 22, 1995, the Fund acquired all the net assets of TCW/DW Global Convertible Trust ("Global Convertible") pursuant to a plan of reorganization approved by the shareholders of Global Convertible on December 19, 1995. The acquisition was accomplished by a tax-free exchange of 1,665,682 shares of the Fund at a net asset value of $11.52 for 1,811,960 shares of Global Convertible. The net assets of the Fund and Global Convertible immediately before the acquisition were $181,407,832 and $19,179,898, respectively, including unrealized depreciation of $1,047,150 and distributions in excess of net realized gains of $4,600. Immediately after the acquisition, the combined net assets of the Fund amounted to $200,587,730.

7. FEDERAL INCOME TAX STATUS

During the year ended September 30, 1996, the Fund utilized approximately $15,672,000 of its net capital loss carryover. At September 30, 1996, the Fund had a net capital loss carryover of approximately $352,695,000 to offset future capital gains to the extent provided by regulations through September 30 of the following years:

            AMOUNTS IN THOUSANDS
---------------------------------------------
  1997     1998     1999     2000     TOTAL
--------  -------  -------  -------  --------
$207,480  $36,349  $46,135  $62,731  $352,695
--------  -------  -------  -------  --------
--------  -------  -------  -------  --------

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $2,373,000 during fiscal 1996.

As of September 30, 1996, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                   FOR THE YEAR ENDED SEPTEMBER 30
                                                                        ------------------------------------------------------
                                                                             1996               1995                1994
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................       $  11.67         $ 10.75             $ 10.62
                                                                               ------          ------              ------

Net investment income.................................................           0.55            0.60                0.42
Net realized and unrealized gain (loss)...............................           1.12            0.82                0.11
                                                                               ------          ------              ------

Total from investment operations......................................           1.67            1.42                0.53
                                                                               ------          ------              ------

Less dividends and distributions from:
  Net investment income...............................................          (0.62)          (0.50)              (0.40)
  Net realized gain...................................................       --               --                  --
                                                                               ------          ------              ------

Total dividends and distributions.....................................          (0.62)          (0.50)              (0.40)
                                                                               ------          ------              ------

Net asset value, end of period........................................       $  12.72         $ 11.67             $ 10.75
                                                                               ------          ------              ------
                                                                               ------          ------              ------

TOTAL INVESTMENT RETURN+..............................................          14.70%          13.68%               5.02%

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................           1.89%           1.96%               1.93%

Net investment income.................................................           4.78%           5.24%               3.68%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................           $234            $185                $190

Portfolio turnover rate...............................................            171%            138%                184%

Average commission rate paid..........................................         $0.0581        --                  --


                                                                              1993               1992               1991
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  8.92            $  8.67            $  7.65
                                                                             ------              -----              -----
Net investment income.................................................         0.37               0.34               0.37
Net realized and unrealized gain (loss)...............................         1.67               0.15               1.05
                                                                             ------              -----              -----
Total from investment operations......................................         2.04               0.49               1.42
                                                                             ------              -----              -----
Less dividends and distributions from:
  Net investment income...............................................        (0.34)             (0.24)             (0.40)
  Net realized gain...................................................      --                 --                 --
                                                                             ------              -----              -----
Total dividends and distributions.....................................        (0.34)             (0.24)             (0.40)
                                                                             ------              -----              -----
Net asset value, end of period........................................      $ 10.62            $  8.92            $  8.67
                                                                             ------              -----              -----
                                                                             ------              -----              -----
TOTAL INVESTMENT RETURN+..............................................        23.22%              5.69%             18.93%
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.93%              1.92%              1.92%
Net investment income.................................................         3.44%              3.43%              4.34%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................         $208               $218               $297
Portfolio turnover rate...............................................          221%               145%               133%
Average commission rate paid..........................................      --                 --                 --


                                                                              1990               1989               1988
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  9.68            $  8.63            $ 12.42
                                                                              -----              -----             ------
Net investment income.................................................         0.46               0.48               0.38
Net realized and unrealized gain (loss)...............................        (2.06)              1.20              (2.87)
                                                                              -----              -----             ------
Total from investment operations......................................        (1.60)              1.68              (2.49)
                                                                              -----              -----             ------
Less dividends and distributions from:
  Net investment income...............................................        (0.43)             (0.63)             (0.23)
  Net realized gain...................................................      --                 --                   (1.07)
                                                                              -----              -----             ------
Total dividends and distributions.....................................        (0.43)             (0.63)             (1.30)
                                                                              -----              -----             ------
Net asset value, end of period........................................      $  7.65            $  9.68            $  8.63
                                                                              -----              -----             ------
                                                                              -----              -----             ------
TOTAL INVESTMENT RETURN+..............................................       (16.93)%            20.20%            (19.79)%
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.88%              1.76%              1.79%
Net investment income.................................................         4.96%              4.93%              3.87%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................         $413               $822             $1,073
Portfolio turnover rate...............................................           92%               167%               472%
Average commission rate paid..........................................      --                 --                 --


                                                                              1987
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 11.22
                                                                             ------
Net investment income.................................................         0.48
Net realized and unrealized gain (loss)...............................         1.59
                                                                             ------
Total from investment operations......................................         2.07
                                                                             ------
Less dividends and distributions from:
  Net investment income...............................................        (0.46)
  Net realized gain...................................................        (0.41)
                                                                             ------
Total dividends and distributions.....................................        (0.87)
                                                                             ------
Net asset value, end of period........................................      $ 12.42
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        19.21%
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.62%
Net investment income.................................................         3.85%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................       $2,029
Portfolio turnover rate...............................................          572%
Average commission rate paid..........................................      --

---------------------
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER CONVERTIBLE SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Convertible Securities Trust, (the "Fund") at September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
NOVEMBER 8, 1996

--------------------------------------------------------------------------------
                      1996 FEDERAL TAX NOTICE (UNAUDITED)

       During  the fiscal  year ended September  30, 1996,  21.74% of the
       income  dividends  qualified  for  dividends  received   deduction
       available to corporations.

                     [This page left blank intentionally.]

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Michael G. Knox
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

DEAN WITTER
CONVERTIBLE
SECURITIES
TRUST

[GRAPHIC]

ANNUAL REPORT
SEPTEMBER 30, 1996

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.